Income taxes - Changes In Deferred Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	$ (46,320)	$ (12,976)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	9,998	10,404
Business combinations	(29,098)	(41,650)
Equity	3,763
Foreign currency exchange differences	3,593	(2,098)
Net deferred tax assets (liabilities)	(58,064)	(46,320)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	0
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	551
Business combinations	0
Equity	3,763
Foreign currency exchange differences	0
Net deferred tax assets (liabilities)	4,314	0
Net operating tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	2,286	2,009
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	1,708	277
Business combinations	24	0
Equity	0
Foreign currency exchange differences	0	0
Net deferred tax assets (liabilities)	4,018	2,286
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	3,117	(2,944)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	4,637	6,061
Business combinations	(3,829)	0
Equity	0
Foreign currency exchange differences	0	0
Net deferred tax assets (liabilities)	3,925	3,117
Accrued liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	1,810	2,834
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	665	(1,024)
Business combinations	374	0
Equity	0
Foreign currency exchange differences	75	0
Net deferred tax assets (liabilities)	2,924	1,810
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	1,899	597
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	(4,916)	1,302
Business combinations	1,073	0
Equity	0
Foreign currency exchange differences	144	0
Net deferred tax assets (liabilities)	(1,800)	1,899
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	7,213
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	7,561
Business combinations	(3,431)
Equity	3,763
Foreign currency exchange differences	75
Net deferred tax assets (liabilities)	15,181	7,213
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	9,112	2,496
Changes in deferred income taxes [abstract]
Recognized in net income (loss)		6,616
Business combinations		0
Foreign currency exchange differences		0
Net deferred tax assets (liabilities)		9,112
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(54,267)	(14,590)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	7,588	4,071
Business combinations	(26,740)	(41,650)
Equity	0
Foreign currency exchange differences	3,376	(2,098)
Net deferred tax assets (liabilities)	(70,043)	(54,267)
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(773)	1,332
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	(132)	(2,105)
Business combinations	0	0
Equity	0
Foreign currency exchange differences	0	0
Net deferred tax assets (liabilities)	(905)	(773)
Deferred costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(392)	(408)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	(103)	16
Business combinations	0	0
Equity	0
Foreign currency exchange differences	(2)	0
Net deferred tax assets (liabilities)	(497)	(392)
Unrealized foreign currency exchange
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	0	(1,806)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)		1,806
Business combinations		0
Foreign currency exchange differences		0
Net deferred tax assets (liabilities)		0
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(53,533)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	2,437
Business combinations	(25,667)
Equity	0
Foreign currency exchange differences	3,518
Net deferred tax assets (liabilities)	(73,245)	(53,533)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	$ (55,432)	(15,472)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)		3,788
Business combinations		(41,650)
Foreign currency exchange differences		(2,098)
Net deferred tax assets (liabilities)		$ (55,432)